Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories

Note 4 — Inventories

The Company’s inventories included raw materials of $1.0 million and $0.6 million, as of March 31, 2021 and December 31, 2020, respectively, which are necessary to construct the Company’s launch vehicles for customer-specific contracts. Costs related to the construction of research and development launch vehicles are recorded as research and development expenses when incurred. Under the Company’s business model, launch vehicles are manufactured to deliver customer payloads of various sizes to various locations in low-earth orbit.

There were no inventory write downs as of March 31, 2021 and December 31, 2020.

Note 4 — Inventories

The Company’s inventories as of December 31, 2020 included raw materials of $0.6 million, which are necessary to construct the Company’s launch vehicles for customer-specific contracts. Costs related to the construction of research and development launch vehicles are recorded as research and development expenses when incurred. The Company had no inventories as of December 31, 2019. Under the Company’s business model, launch vehicles are manufactured to deliver customer payloads of various sizes to various locations in low-earth orbit.

There were no inventory write downs as of December 31, 2020 and 2019.